DERIVATIVE LIABILITIES - Schedule of changes in the carrying value of derivative warrant liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of financial liabilities [line items]
Warrants outstanding, beginning of period (in shares)	16,943,650
Warrants outstanding, end of period (in shares)	16,943,650	16,943,650
Liabilities at beginning of period	$ 74,212
Liabilities at end of period	69,049	$ 74,212
Derivative liability, warrants
Disclosure of financial liabilities [line items]
Liabilities at beginning of period	35,019
Revaluation of Warrants	(30,881)	29,257
Liabilities at end of period	$ 4,138	$ 35,019